UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 98.04%

Advertising Agencies 2.67%

Interpublic Group of Cos., Inc. (The)*	4,901,721	$36,861
Omnicom Group, Inc.	960,000	35,462

Total		72,323

Aerospace 0.41%

Curtiss-Wright Corp.	327,691	11,184

Air Transportation 0.15%

Southwest Airlines Co.	432,200	4,149

Asset Management & Custodian 1.36%

State Street Corp.	700,000	36,820

Auto Parts 1.42%

Autoliv, Inc. (Sweden)(a)	233,900	7,859
BorgWarner, Inc.	208,400	6,306
WABCO Holdings, Inc.	1,150,000	24,150

Total		38,315

Banks: Diversified 7.21%

BancorpSouth, Inc.	139,069	3,395
City National Corp.	890,000	34,648
Comerica, Inc.	1,230,000	36,494
Commerce Bancshares, Inc.	480,000	17,875
Cullen/Frost Bankers, Inc.	340,000	17,558
KeyCorp	3,375,000	21,937
M&T Bank Corp.	580,000	36,146
PNC Financial Services Group, Inc. (The)	286,400	13,916
SunTrust Banks, Inc.	586,200	13,219

Total		195,188

Banks: Savings, Thrift & Mortgage Lending 0.21%

Washington Federal, Inc.	341,511	5,758

Biotechnology 0.45%

Onyx Pharmaceuticals, Inc.*	405,607	12,156

Casinos & Gambling 1.25%

International Game Technology	1,570,000	33,724

Chemical: Diversified 0.65%

Celanese Corp. Series A	700,000	17,500

Commercial Services: Rental & Leasing 0.62%

GATX Corp.	600,000	16,770

Communications Technology 1.74%

QLogic Corp.*	930,000	15,996
Tellabs, Inc.*	4,487,052	31,050

Total		47,046

Computer Services, Software & Systems 7.59%

Adobe Systems, Inc.*	1,739,700	57,480
Autodesk, Inc.*	1,205,000	28,679
CA, Inc.	923,300	20,303
Diebold, Inc.	803,400	26,456
Intuit, Inc.*	1,035,000	29,497
McAfee, Inc.*	660,076	28,905
Sybase, Inc.*	202,700	7,885
VeriFone Holdings, Inc.*	392,629	6,239

Total		205,444

Containers & Packaging 0.94%

Ball Corp.	514,369	25,307

Diversified Financial Services 2.71%

Lazard Ltd. Class A	1,408,500	58,185
Raymond James Financial, Inc.	651,385	15,164

Total		73,349

Diversified Manufacturing Operations 4.79%

Eaton Corp.	744,500	42,131
ITT Corp.	691,400	36,057
Pentair, Inc.	368,100	10,866
Tyco International Ltd. (Switzerland)(a)	1,173,645	40,467

Total		129,521

Diversified Retail 4.67%

American Eagle Outfitters, Inc.	1,760,000	29,674
Big Lots, Inc.*	585,000	14,637
Children’s Place Retail Stores, Inc. (The)*	269,353	8,070
Genuine Parts Co.	140,000	5,328
Macy’s, Inc.	355,000	6,493
Nordstrom, Inc.	720,798	22,013
PetSmart, Inc.	848,300	18,451
TJX Companies, Inc. (The)	587,200	21,814

Total		126,480

Electronics 0.67%

Trimble Navigation Ltd.*	755,000	18,052

Engineering & Contracting Services 2.58%

Jacobs Engineering Group, Inc.*	946,700	43,501
KBR, Inc.	1,135,000	26,434

Total		69,935

Financial Data & Systems 0.79%

Jack Henry & Associates, Inc.	909,400	21,344

Foods 1.21%

J.M. Smucker Co. (The)	615,000	32,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2009

Investments	Shares	Value (000)
Gas Pipeline 3.47%

El Paso Corp.	900,000	$9,288
EQT Corp.	1,148,500	48,926
Williams Cos., Inc. (The)	2,000,000	35,740

Total		93,954

Healthcare Facilities 1.62%

DaVita, Inc.*	775,000	43,896

Healthcare Management Services 0.10%

Humana, Inc.*	71,100	2,652

Healthcare Services 2.52%

HealthSouth Corp.*	1,519,411	23,764
McKesson Corp.	745,000	44,365

Total		68,129

Hotel/Motel 3.69%

Marriott International, Inc. Class A	1,325,000	36,557
Starwood Hotels & Resorts Worldwide, Inc.	1,008,166	33,300
Wynn Resorts Ltd.*	422,000	29,915

Total		99,772

Household Equipment/Products 0.71%

Fortune Brands, Inc.	450,000	19,341

Insurance: Multi-Line 4.35%

ACE Ltd. (Switzerland)*(a)	1,018,700	54,460
Aon Corp.	1,070,000	43,538
Markel Corp.*	60,000	19,789

Total		117,787

Insurance: Property-Casualty 1.71%

PartnerRe Ltd.	600,538	46,205

Luxury Items 0.40%

Fossil, Inc.*	376,800	10,720

Machinery: Engines 0.31%

Cummins, Inc.	185,000	8,290

Machinery: Industrial 0.70%

Kennametal, Inc.	774,500	19,060

Medical & Dental Instruments & Supplies 2.16%

DENTSPLY International, Inc.	275,000	9,499
Patterson Cos., Inc.*	1,800,000	49,050

Total		58,549

Medical Equipment 1.01%

Varian Medical Systems, Inc.*	650,000	27,385

Metal Fabricating 1.80%

Reliance Steel & Aluminum Co.	1,144,400	48,706

Oil: Crude Producers 3.55%

Cabot Oil & Gas Corp.	882,500	31,549
EOG Resources, Inc.	220,000	18,372
Goodrich Petroleum Corp.*	475,000	12,260
Noble Energy, Inc.	400,000	26,384
Range Resources Corp.	151,200	7,463

Total		96,028

Oil Well Equipment & Services 4.46%

Cameron International Corp.*	496,300	18,770
Halliburton Co.	1,350,000	36,612
Helmerich & Payne, Inc.	315,600	12,476
Nabors Industries Ltd.*	350,000	7,315
Smith International, Inc.	870,900	24,995
Superior Energy Services, Inc.*	915,000	20,606

Total		120,774

Paints & Coatings 0.94%

Valspar Corp. (The)	922,259	25,371

Pharmaceuticals 5.83%

AmerisourceBergen Corp.	2,345,000	52,481
Mylan, Inc.*	3,241,135	51,890
Warner Chilcott plc Class A (Ireland)*(a)	1,509,011	32,625
Watson Pharmaceuticals, Inc.*	565,000	20,702

Total		157,698

Producer Durables: Miscellaneous 1.47%

SPX Corp.	490,000	30,022
W.W. Grainger, Inc.	108,100	9,660

Total		39,682

Railroads 2.01%

Kansas City Southern*	2,054,600	54,426

Real Estate Investment Trusts 0.30%

Alexandria Real Estate Equities, Inc.	147,724	8,029

Scientific Instruments: Control & Filter 1.79%

Parker Hannifin Corp.	560,000	29,030
Roper Industries, Inc.	379,556	19,350

Total		48,380

Scientific Instruments: Electrical 0.37%

AMETEK, Inc.	290,000	10,124

Scientific Instruments: Pollution Control 0.83%

Republic Services, Inc.	840,376	22,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2009

Investments	Shares	Value (000)
Semiconductors & Components 1.76%

Micron Technology, Inc.*	2,870,000	$23,534
Xilinx, Inc.	1,024,400	23,991

Total		47,525

Shipping 0.53%

Kirby Corp.*	390,300	14,371

Steel 0.91%

Steel Dynamics, Inc.	551,500	8,460
United States Steel Corp.	365,000	16,195

Total		24,655

Textiles Apparel & Shoes 0.71%

Guess?, Inc.	520,000	19,261

Utilities: Electrical 1.62%

CMS Energy Corp.	2,165,000	29,011
Northeast Utilities	618,669	14,687

Total		43,698

Utilities: Gas Distributors 0.46%

Piedmont Natural
Gas Co., Inc.	518,999	12,425

Utilities: Telecommunications 1.86%

CenturyTel, Inc.	1,499,950	50,398

Total Common Stocks (cost $2,107,408,231)		2,652,586

Investments	Principal Amount (000)
SHORT-TERM INVESTMENT 0.40%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $10,935,000 of U.S. Treasury Bill at 0.185% due 11/12/2009; value: $10,933,907; proceeds: $10,715,930 (cost $10,715,927)	$10,716	10,716

Total Investments in Securities 98.44% (cost $2,118,124,158)		2,663,302

Other Assets in Excess of Liabilities 1.56%		42,170

Net Assets 100.00%		$2,705,472

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$2,652,586	$—	$2,652,586
Repurchase Agreement	—	10,716	10,716

Total	$2,652,586	$10,716	$2,663,302

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of September 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,144,753,007

Gross unrealized gain	542,930,780
Gross unrealized loss	(24,381,461)

Net unrealized security gain	$518,549,319

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended September 30, 2009:

Affiliated Issuer	Balance of Shares Held at 12/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2009	Net Realized Loss 1/1/2009 to 9/30/2009(a)
ADC Telecommunications, Inc.(b)	6,579,304	—	(6,579,304)	—	$(53,462,076)
JDS Uniphase Corp.(b)	11,291,691	—	(11,291,691)	—	(13,378,475)
OfficeMax, Inc.(b)	5,741,753	—	(5,741,753)	—	(49,806,927)

Total					$(116,647,478)

(a)	Represents realized losses earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of September 30, 2009.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009